Consolidated statement of changes in equity - GBP (£) £ in Millions	Shareholders' equity	Share capital	Other reserves	Retained earnings	Non-controlling interests	Total
Beginning Balance at Dec. 31, 2024	£ 16,166	£ 91	£ (11,197)	£ 27,272	£ 58	£ 16,224
Profit after tax	806			806	7	813
Other comprehensive income/(expenses)	(298)		(313)	15		(298)
Total comprehensive (expenses)/income	508		(313)	821	7	515
Distributions to non-controlling interests					(8)	(8)
Dividends to equity shareholders	(415)			(415)		(415)
Share based incentive plans	42			42		42
Tax on share-based incentive plans	1			1		1
Shares transferred to employees	1		93	(92)		1
Repurchase of ordinary shares and capital reduction	(372)	(1)	1	(372)		(372)
Purchase of non-controlling interests	10			10		10
Ending Balance at Jun. 30, 2025	15,941	90	(11,416)	27,267	57	15,998
Beginning Balance at Dec. 31, 2025	16,425	90	(11,512)	27,847	59	16,484
Profit after tax	762			762	8	770
Other comprehensive income/(expenses)	28		11	17	1	29
Total comprehensive (expenses)/income	790		11	779	9	799
Distributions to non-controlling interests					(8)	(8)
Dividends to equity shareholders	(436)			(436)		(436)
Share based incentive plans	53			53		53
Shares transferred to employees	5		104	(99)		5
Repurchase of ordinary shares and capital reduction	(457)	(2)	2	(457)		(457)
Ending Balance at Jun. 30, 2026	£ 16,380	£ 88	£ (11,395)	£ 27,687	£ 60	£ 16,440